Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
15.	Subsequent Events
On March 5, 2024, the Company and ALOM entered into an amendment to the ALOM Agreement, pursuant to which ALOM agreed to waive the hourly account management charges and minimum monthly purchase requirements set forth in the ALOM Agreement for the period from January 2024 through June 2024, and the parties further agreed to extend the initial term of the agreement to
December 31, 2024
. The Company is currently evaluating alternative providers for the services provided by ALOM as an effort to continue to further reduce both direct and indirect costs associated with product manufacturing and distribution.